NORTHQUEST CAPITAL FUND, INC.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                  732-892-1057



                                                               February 22, 2010


Securities and Exchange Commission
450 Fifth Street
Washington D.C.  20549

RE: N-1A/485 (A) POS filing.

Dear SEC Representative:

   The Fund hereby submits this Post-Effective Amendment filing type 485APOS for review to update our financial statements as per 2009 year-end certified audit.
   Thank you for your time and help.

Sincerely,

By: /s/ Peter J. Lencki
        ---------------
        Peter J. Lencki
        President
        NorthQuest Capital Fund, Inc.